POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Pension Benefits
Service cost	$ 317	[1]	$ 298	[1]	$ 300
Interest cost	545	[1]	590	[1]	560
Expected return on plan assets	(732)		(701)		(587)
Prior service cost /(credit) amortization	30		26		18
Net actuarial loss amortization	275		214		213
Special termination benefits	11		5		39
Curtailments, settlements and other	0		0		4
GROSS BENEFIT COST	446		432		547
Dividends on ESOP preferred stock	0		0		0
NET PERIODIC BENEFIT COST/(CREDIT)	446		432		547
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	240		1,102
Prior service cost - current year	17		4
Amortization of net actuarial loss	(275)		(214)
Amortization of prior service (cost) / credit	(30)		(26)
Currency translation and other	(677)		245
TOTAL CHANGE IN AOCI	(725)		1,111
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	(279)		1,543
Other Retiree Benefits
Service cost	156	[2]	149	[2]	190
Interest cost	240	[2]	256	[2]	260
Expected return on plan assets	(406)		(385)		(382)
Prior service cost /(credit) amortization	(20)		(20)		(20)
Net actuarial loss amortization	105		118		199
Special termination benefits	23		9		18
Curtailments, settlements and other	0		0		0
GROSS BENEFIT COST	98		127		265
Dividends on ESOP preferred stock	58		64		70
NET PERIODIC BENEFIT COST/(CREDIT)	40		63		$ 195
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	(3)		215
Prior service cost - current year	(325)		(5)
Amortization of net actuarial loss	(105)		(118)
Amortization of prior service (cost) / credit	20		20
Currency translation and other	(34)		2
TOTAL CHANGE IN AOCI	(447)		114
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$ (407)		$ 177

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.